7. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	7 Months Ended
Dec. 31, 2013
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	$ 530,000
Amortization of debt discount	794
Convertible Notes Payable
June 5, 2013 (Inception)	0
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000
8% convertible notes issued December 31,2013	170,000
Amortization of debt discount	0
Total	700,000
Current portion of debt	(5,356)
Long term portion at December 31, 2013	694,644
Debt Discount
June 5, 2013 (Inception)	0
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	(278,853)
8% convertible notes issued December 31,2013	(77,104)
Amortization of debt discount	794
Total	(355,163)
Current portion of debt	2,426
Long term portion at December 31, 2013	(352,737)
Convertible Notes Payable, Net
June 5, 2013 (Inception)	0
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	251,147
8% convertible notes issued December 31,2013	92,896
Amortization of debt discount	794
Total	344,837
Current portion of debt	(2,930)
Long term portion at December 31, 2013	$ 341,907